GEOGRAPHIC INFORMATION (Tables)	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Schedule of Revenue by Geographic Area
The following table presents the total revenues for the six months ended June 30, 2018 and 2017, allocated to the geographic areas in which it was generated:

	Six months ended June 30,
	2017	2018
	Unaudited	Unaudited

North America (mainly U.S.)	$105,073	$97,128
Europe	22,036	21,307
Other	4,555	5,267

	$131,664	$123,702

Schedule of Property and Equipment by Geographic Area
The following table presents the locations of the Company’s property and equipment as of December 31, 2017 and June 30, 2018:

	December 31,	June 30,
	2017	2018
	Audited	Unaudited

Israel	$12,229	$11,928
U.S.	4,064	3,560
Europe	1,183	450

	$17,476	$15,938